Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, net (in Dollars)	$ 2,342,732	$ 2,197,396
Common stock par value (in Dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	14,239,182	13,239,182
Common stock, shares outstanding	14,239,182	13,239,182